Income Taxes - Schedule of Components of Income Tax Benefit (Details) - USD ($)	3 Months Ended						4 Months Ended		12 Months Ended
	Feb. 24, 2018	Dec. 02, 2017	Sep. 09, 2017	Feb. 25, 2017	Dec. 03, 2016	Sep. 10, 2016	Jun. 17, 2017	Jun. 18, 2016	Feb. 24, 2018	Feb. 25, 2017	Feb. 27, 2016
Current
Federal									$ 54,000,000	$ 108,600,000	$ 41,000,000
State									26,500,000	20,600,000	9,800,000
Foreign									49,800,000	0	0
Total Current									130,300,000	129,200,000	50,800,000
Deferred
Federal									(807,700,000)	(177,900,000)	(93,000,000)
State									(216,600,000)	(41,600,000)	2,600,000
Foreign									(69,800,000)	0	0
Total Deferred									(1,094,100,000)	(219,500,000)	(90,400,000)
Income tax benefit	$ (373,000,000)	$ (523,500,000)	$ (67,700,000)	$ (79,900,000)	$ 4,100,000	$ (38,600,000)	$ 400,000	$ 24,100,000	(963,800,000)	(90,300,000)	(39,600,000)
Net Operating Loss
Current
Federal									(22,400,000)	(31,200,000)	0
State									$ (9,600,000)	$ (3,800,000)	$ 0